JPMorgan Large Cap Value Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Large Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/OLVAX; C/OLVCX; I/HLQVX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.